Off-balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below.

	12.31.20	12.31.19
Agreed Credits	33,133,907	27,162,163
Documentary Export and Import Credits	2,483,005	3,534,722
Guarantees Granted	12,658,942	21,963,779
Liabilities for Foreign Trade Operations	916,751	2,317,141

Schedule of Fees and Commissions Related to Credit Exposure
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.20	12.31.19
For Agreed Credits	19,432	141,340
For Documentary Export and Import Credits	104,595	123,828
For Guarantees Granted	72,070	327,608

Schedule of Counter-guarantees, Classified by Type
To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.20	12.31.19
Other Preferred Guarantees Received	65,887	1,265,645
Other Guarantees Received	285,247	713,086

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

	12.31.20	12.31.19
Values to be Debited	7,001,365	7,311,215
Values to be Credited	10,518,835	9,197,463
Values for Collection	85,197,420	52,424,444

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.20	12.31.19
Trust Funds	8,780,506	9,480,177
Securities Held in Escrow	804,332,490	633,438,634